Consolidated Statement of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
ASSETS
Goodwill	₨ 316,002	$ 3,792	₨ 307,970
Intangible assets	32,748	393	43,045
Property, plant and equipment	81,608	979	88,659
Right-of-Use assets	17,955	215	18,702
Financial assets
Derivative assets	25		29
Investments	21,629	260	20,720
Trade receivables	4,045	49	863
Other financial assets	5,550	67	6,330
Non-Financial Assets
Investments accounted for using equity method	1,044	13	780
Deferred tax assets	1,817	22	2,100
Non-current tax assets	9,043	109	11,922
Other non-current assets	10,331	124	13,606
Total non-current assets	501,797	6,023	514,726
Inventories	907	11	1,188
Financial assets
Derivative assets	1,333	16	1,844
Investments	311,171	3,734	309,232
Cash and cash equivalents	96,953	1,163	91,880
Trade receivables	115,477	1,387	126,350
Unbilled receivables	58,345	700	60,515
Other financial assets	10,536	126	9,096
Non-Financial Assets
Contract assets	19,854	238	23,001
Current tax assets	6,484	78	5,091
Other current assets	29,602	355	32,899
Total current assets	650,662	7,808	661,096
TOTAL ASSETS	1,152,459	13,831	1,175,822
Share capital	10,450	125	10,976
Share premium	3,291	39	3,689
Retained earnings	630,936	7,571	660,964
Share-based payment reserve	6,384	77	5,632
Special Economic Zone Re-investment reserve	42,129	506	46,803
Other components of equity	56,693	680	53,100
Equity attributable to the equity holders of the Company	749,883	8,998	781,164
Non-controlling interests	1,340	16	589
TOTAL EQUITY	751,223	9,014	781,753
Financial liabilities
Non-current loans and borrowings	62,300	748	61,272
Lease liabilities	13,962	168	15,953
Derivative liabilities	4		179
Other financial liabilities	4,985	60	2,649
Non-Financial Liabilities
Deferred tax liabilities	17,467	210	15,153
Non-current tax liabilities	37,090	445	21,777
Other non-current liabilities	12,970	156	9,333
Provisions	0	0		[1]
Total non-current liabilities	148,778	1,787	126,316
Financial liabilities
Loans, borrowings and bank overdrafts	79,166	950	88,821
Lease liabilities	9,221	111	8,620
Derivative liabilities	558	7	2,825
Trade payables and accrued expenses	88,566	1,062	89,054
Other financial liabilities	2,272	27	4,141
Non-Financial liabilities
Contract liabilities	17,653	212	22,682
Current tax liabilities	21,756	261	18,846
Other current liabilities	31,295	376	30,215
Provisions	1,971	24	2,549
Total current liabilities	252,458	3,030	267,753
TOTAL LIABILITIES	401,236	4,817	394,069
TOTAL EQUITY AND LIABILITIES	₨ 1,152,459	$ 13,831	₨ 1,175,822

[1]	^ Value is less than 1